CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 248,875	$ 97,619
Accounts receivable, net	872,430	593,979
Materials and supplies	60,912	76,696
Natural gas and natural gas liquids in storage	140,034	128,084
Commodity imbalances	60,896	38,681
Other current assets	45,986	39,946
Assets of discontinued operations (Note Q)	551	205
Total current assets	1,429,684	975,210
Property, plant and equipment
Property, plant and equipment	15,078,497	14,530,460
Accumulated depreciation and amortization	2,507,094	2,156,471
Net property, plant and equipment (Note E)	12,571,403	12,373,989
Investments and other assets
Investments in unconsolidated affiliates	958,807	948,221
Goodwill and intangible assets (Note F)	1,005,359	1,017,258
Other assets	162,998	112,598
Assets of discontinued operations (Note Q)	10,500	18,835
Total investments and other assets	2,137,664	2,096,912
Total assets	16,138,751	15,446,111
Current liabilities
Current maturities of long-term debt (Note G)	410,650	110,650
Short-term borrowings (Note G)	1,110,277	546,340
Accounts payable	874,731	615,982
Commodity imbalances	142,646	74,460
Accrued interest	112,514	129,043
Other current liabilities	166,042	132,556
Liabilities of discontinued operations (Note Q)	19,841	29,235
Total current liabilities	2,836,701	1,638,266
Long-term debt, excluding current maturities	7,919,996	8,323,582
Deferred credits and other liabilities
Deferred income taxes	1,623,822	1,436,715
Other deferred credits	321,846	264,248
Liabilities of discontinued operations (Note Q)	7,471	16,964
Total deferred credits and other liabilities	1,953,139	1,717,927
Commitments and contingencies
Equity
Common stock, $0.01 par value: authorized 600,000,000 shares; issued 245,811,180 shares and outstanding 210,681,661 shares at December 31, 2016; issued 245,811,180 shares and outstanding 209,731,028 shares at December 31, 2015	2,458	2,458
Paid-in capital	1,234,314	1,378,444
Accumulated other comprehensive loss (Note I)	(154,350)	(127,242)
Retained earnings	0	0
Treasury stock, at cost: 35,129,519 shares at December 31, 2016 and 36,080,152 shares at December 31, 2015	(893,677)	(917,862)
Total ONEOK shareholders' equity	188,745	335,798
Noncontrolling interests in consolidated subsidiaries	3,240,170	3,430,538
Total equity	3,428,915	3,766,336
Total liabilities and equity	$ 16,138,751	$ 15,446,111